OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 28, 2019	Dec. 31, 2020	Dec. 31, 2019
Other Operating Expenses [Abstract]
Litigation		$ 19	$ 26
Write-offs (reversals)		(1)	3
Bulyanhulu reduced operations program costs1		22	24
Bank charges		16	16
Porgera care and maintenance costs		51	0
Donations and subsidies expense		24	0
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		0	18
Tanzania - other		0	11
Other		20	28
Total other expense		151	126
Other Income:
(Gain) loss on sale of long-lived assets		(180)	(441)
Adjustments for fair value losses (gains)		0	(1,886)
Gain on remeasurement of silver sale liability		(104)	(628)
Lumwana tax settlement gain		0	(216)
Peru tax disputes settlement		(7)	18
Gain on warrant investments at FVPL		9	0
(Gain) loss on non-hedge derivatives		(10)	0
Interest income		(21)	(20)
Other		(12)	(17)
Total other income		(329)	(3,226)
Total		(178)	(3,100)
KCGM
Other Income:
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 408		$ 408
Eskay Creek [Member]
Other Income:
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		59
Massawa [Member]
Other Income:
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		54
Morila [Member]
Other Income:
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		27
Bullfrog Mine [Member]
Other Income:
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		$ 22